Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit obligation
Schedule of actuarial assumptions used for the valuation of the retirement indemnity, and provision for the retirement indemnity

	AS OF DECEMBER 31,
ACTUARIAL ASSUMPTIONS	2021	2022	2023

	Voluntary retirement
Retirement age	between the ages of 65 and 67
Collective bargaining agreements	Pharmaceutical industry
Discount rate (IBOXX Corporates AA)	0.98%	3.77%	3.17%
Mortality table	INSEE 2017	INSEE: TH/TF 2016-2018	INSEE 2018
Salary increase rate	2.00%	3.00%	3.50%
Turnover rate	Medium	Medium	Medium
Social security contribution rates for Executives	43%	44%	47%

(amounts in thousands of euros)	Retirement benefits
On December 31, 2021	205
Past service cost	53
Financial costs	4
Actuarial gains and losses	(80)
On December 31, 2022	183
Past service cost	48
Financial costs	7
Actuarial gains and losses	(1)
On December 31, 2023	237